INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	26.50%	27.00%	27.00%
Expected income tax expense/(recovery)	$ (56,143)	$ 130,002	$ 86,126
Foreign and statutory rate differences	27,446	(23,859)	157,320
Share-based compensation	(5,398)	(18,102)	5,067
Non-taxable capital (gains)/losses	3,994	7,254	(6,337)
Change in valuation allowance	(22,038)	6,292	(162,992)
Amounts in respect of prior periods	(19,451)
Non-deductible goodwill impairment	119,547
Other	(96)	1,624	2,804
Income Tax expense/(recovery)	$ 47,861	$ 103,211	$ 81,988